Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2016
Loan-to-Value Analysis of Commercial Properties

The credit quality as of December 31 is shown below:

	Debt Service Coverage Ratios
2016:	Greater than 1.4x	1.2x – 1.4x	1.0x – 1.2x	Less than 1.0x	Total	Percent of Total
Loan-to-value ratios:
Less than 50%	$3,694,757	133,289	53,761	—	3,881,807	37.3%
50% – 60%	3,740,956	173,453	23,378	18,930	3,956,717	38.0
60% – 70%	1,442,783	502,746	26,005	43,607	2,015,141	19.4
70% – 80%	198,103	153,481	24,086	—	375,670	3.6
80% – 90%	57,439	83,046	27,384	2,937	170,806	1.7
90% – 100%	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—

Total	$9,134,038	1,046,015	154,614	65,474	10,400,141	100.0%

	Debt Service Coverage Ratios
2015:	Greater than 1.4x	1.2x – 1.4x	1.0x – 1.2x	Less than 1.0x	Total	Percent of Total
Loan-to-value ratios:
Less than 50%	3,310,857	134,224	117,417	76	3,562,574	40.4%
50% – 60%	2,056,466	492,618	99,041	2,834	2,650,959	30.0
60% – 70%	1,347,641	633,125	51,113	66,702	2,098,581	23.8
70% – 80%	72,551	107,527	50,712	87,160	317,950	3.6
80% – 90%	96,548	51,230	27,874	6,460	182,112	2.0
90% – 100%	—	—	13,242	—	13,242	0.2
Greater than 100%	—	—	—	—	—	—

Total	6,884,063	1,418,724	359,399	163,232	8,825,418	100.0%

Nontrade Receivables and Allowance for Credit Losses

The nontrade receivable and allowance for credit losses by customer classification as of December 31 are shown below:

	2016			2015
	Agent	Reinsurer	Total	Agent	Reinsurer	Total
Nontrade receivables	$11,860	20,963	32,823	6,976	23,581	30,557
Allowance for credit losses	(4,876)	—	(4,876)	(5,525)	—	(5,525)

Net nontrade receivables	$6,984	20,963	27,947	1,451	23,581	25,032

Allowances For Credit Losses And Investment in Financing Receivables

The allowances for credit losses and recorded investment in financing receivables as of December 31 are shown below:

	Mortgage loans	Nontrade receivables	Loans to affiliates	Loans to non-affiliates	Total
2016:
Financing receivables, gross	$10,400,141	32,823	39,120	10,145	10,482,229

Allowance for credit losses:
Beginning balance	$37,400	5,525	—	—	42,925
Provision/(benefit)	11,000	(649)	—	—	10,351

Ending balance	48,400	4,876	—	—	53,276

Financing receivables ending balance net of valuation allowance	$10,351,741	27,947	39,120	10,145	10,428,953

	Mortgage loans	Nontrade receivables	Loans to affiliates	Loans to non-affiliates	Total
2015:
Financing receivables, gross	$8,825,418	30,557	33,000	11,341	8,900,316

Allowance for credit losses:
Beginning balance	$35,000	6,486	—	—	41,486
Provision/(benefit)	2,400	(961)	—	—	1,439

Ending balance	37,400	5,525	—	—	42,925

Financing receivables ending balance net of valuation allowance	$8,788,018	25,032	33,000	11,341	8,857,391

Aging Analysis of Past Due Financing Receivables

Aging analysis of past-due financing receivables as of December 31 is shown below:

	31–60 days past due	61–90 days past due	Greater than 90 days past due	Total past due	Current	Total
2016:
Mortgage loans	$—	—	—	—	10,400,141	10,400,141
Nontrade receivables	7,590	1,662	6,712	15,964	16,859	32,823
Loans to affiliates	—	—	—	—	39,120	39,120
Loans to non-affiliates	109	10	71	190	9,955	10,145

Total	$7,699	1,672	6,783	16,154	10,466,075	10,482,229

	31–60 days past due	61–90 days past due	Greater than 90 days past due	Total past due	Current	Total
2015:
Mortgage loans	$—	—	—	—	8,825,418	8,825,418
Nontrade receivables	6,893	1,796	5,629	14,318	16,239	30,557
Loans to affiliates	—	—	—	—	33,000	33,000
Loans to non-affiliates	60	—	—	60	11,281	11,341

Total	$6,953	1,796	5,629	14,378	8,885,938	8,900,316